Balances and Transactions with Related Parties - Summary of Key Management Personnel (Detail) - Company Board [Member]	12 Months Ended
Dec. 31, 2017
Valter Moro [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	24.789.926-K
Name	Valter Moro
Position	Chief Executive Officer
Juan Alejandro Candia Narvaez [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	13.226.963-7
Name	Juan Alejandro Candia Narvaez (1)
Position	Planning and Control Officer
Raúl Arteaga Errazuriz [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	7.012.475-0
Name	Raúl Arteaga Errazuriz
Position	Chief Financial Officer
Luis Alberto Vergara Adamides [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	8.586.744-K
Name	Luis Alberto Vergara Adamides
Position	Human Resources Officer
Luis Ignacio Quiñones Sotomayor [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	7.776.718-5
Name	Luis Ignacio Quiñones Sotomayor
Position	General Counsel
Humberto Espejo Paluz [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	11.629.179-7
Name	Humberto Espejo Paluz
Position	Marketing and Trading Officer
Claudio Helfmann Soto [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	13.191.190-4
Name	Claudio Helfmann Soto
Position	Business Development Officer
Bernardo Canales Fuenzalida [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	11.565.097-1
Name	Bernardo Canales Fuenzalida
Position	Engineering and Construction Officer
Michele Siciliano [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	25.467.930-5
Name	Michele Siciliano (5)
Position	Chilean Thermal Generation Officer
Claudio Ordenes Tirado [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	10.939.381-9
Name	Claudio Ordenes Tirado (5)
Position	Engineering and Thermal Construction Officer
Carlo Carvallo Artigas [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	8.803.928-9
Name	Carlo Carvallo Artigas (5)
Position	Chilean Hydroelectric Generation Officer